Financial assets and liabilities at fair value - Transfers made between both assets and liabilities (Details) - SEK SEK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial assets and liabilities at fair value
Transfer from Level 1 to 2 of financial assets	SEK 0	SEK 0
Transfer from Level 2 to 1 of financial assets	0	0
Transfer from Level 1 to 2 of financial liabilities	0	0
Transfer from Level 2 to 1 of financial liabilities	SEK 0	SEK 0